Nature of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements reflect the activities of each of the following entities as of the date of this annual report:

Name	Background	Ownership	Principal activities
Raytech Holding Limited (“Raytech”)	● A BVI company ● Incorporated on June 24, 2022	-	Investment holding

Pure Beauty Manufacturing Company Limited (“Pure Beauty”)	● A Hong Kong company ● Incorporated on April 15, 2013	100% owned by Raytech	Engaged in the sourcing and wholesaling of personal care electrical appliances

Raytech Innovation Limited (“Innovation”)	● A Hong Kong company ● Incorporated on May 6, 2025	100% owned by Raytech	Dormant